Condensed Statement of Operations	3 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Details
Revenue	$ 0
Expenses:
General and administrative expenses	748
Legal and professional expenses	33,750
Regulatory filing expenses and fees	7,000
Escrow Fees	9,793
Total expenses	51,291
Operating loss	(51,291)
Unrealized gain/(loss) on joint venture	(123,508)
Net loss	$ (174,799)
Net loss per share - basic and diluted * | $ / shares	$ (0.02) [1]
Basic and diluted weighted average shares outstanding | shares	8,886,416

[1]	*Excludes all anti-dilutive potential shares